Identifiable Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015
Goodwill [Roll Forward]
Beginning balance		$ 48,242	[1]	$ 42,069
Additions		6,369	[2]	7,323	[3]
Other		(162)	[4]	(1,149)	[5]
Ending balance	[1]	54,449		48,242
Innovative Health Segment [Member]
Goodwill [Roll Forward]
Beginning balance		23,809		24,430
Additions		6,357	[2]	39	[3]
Other		(32)	[4]	(660)	[5]
Ending balance		30,134		23,809
Essential Health Segment [Member]
Goodwill [Roll Forward]
Beginning balance		24,433		17,639
Additions		12	[2]	7,284	[3]
Other		(130)	[4]	(489)	[5]
Ending balance		24,315		24,433
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Goodwill [Roll Forward]
Goodwill		$ 119		$ 0

[1]	Amounts may not add due to rounding.
[2]	IH additions primarily relate to our acquisitions of Medivation, Anacor and Bamboo and are subject to change until we complete the valuations of assets acquired and liabilities assumed from Medivation, Anacor and Bamboo (see Note 2A).
[3]	EH additions relate to our acquisition of Hospira. For additional information, see Note 2A.
[4]	Primarily reflects the impact of foreign exchange and, with respect to EH, the impact of the reclassification of $119 million to Assets held for sale during 2016 (see Note 2B).
[5]	Primarily reflects the impact of foreign exchange.